Share Capital - Summary of Classes of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 07, 2021
Disclosure of classes of share capital [line items]
At beginning of the year	145,762,800	123,500,000
Re-designation		0
Issuance of shares	624,474	22,262,800
At end of the year	146,387,274	145,762,800
Number of shares authorized	500,000,000	500,000,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized			500,000,000
Undesignated Shares [Member]
Disclosure of classes of share capital [line items]
At beginning of the year	0	123,500,000
Re-designation		(123,500,000)
Issuance of shares	0	0
At end of the year	0	0
Number of shares authorized	250,000,000	250,000,000	250,000,000
Common Class A [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
At beginning of the year	22,262,800	0
Re-designation		0
Issuance of shares	624,474	22,262,800
At end of the year	22,887,274	22,262,800
Number of shares authorized	50,000,000	50,000,000	50,000,000
Common Class B [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
At beginning of the year	123,500,000	0
Re-designation		123,500,000
Issuance of shares	0	0
At end of the year	123,500,000	123,500,000
Number of shares authorized	200,000,000	200,000,000	200,000,000